Pay vs Performance Disclosure - USD ($)	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2021	Jun. 05, 2024	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEOs ($)			Compensation Actually Paid for PEOs ($)			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Net Sales ($M)
	Mark Gitin	Eugene Scherbakov	Valentin Gapontsev	Mark Gitin	Eugene Scherbakov	Valentin Gapontsev			TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	9,071,490	—	—	9,885,849	—	—	2,362,128	2,450,648	32	205	31	1,004
2024	6,700,825	6,099,458	—	4,590,319	408,369	—	2,370,116	704,222	32	142	(182)	977
2023	—	5,725,552	—	—	4,897,587	—	1,999,742	1,783,708	49	122	219	1,287
2022	—	6,635,520	—	—	1,176,438	—	2,093,139	178,305	42	101	111	1,430
2021	—	7,284,851	3,254,034	—	1,633,757	3,254,034	2,641,365	414,607	77	129	278	1,461

Company Selected Measure Name					net sales
Named Executive Officers, Footnote					Reflects compensation amounts reported in the “Total” column of the Summary Compensation Table for Dr. Mark Gitin, Dr. Eugene Scherbakov and Dr. Valentin Gapontsev, for the respective years shown. Dr. Gapontsev was CEO until May 4, 2021, when Dr. Scherbakov succeeded him. Dr. Scherbakov was CEO from May 4, 2021 to June 5, 2024, when Dr. Gitin succeeded him.The dollar amounts reported under Average Summary Compensation Table Total for non-PEO NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Paulus Bucher, Angelo Lopresti, Timothy Mammen and Trevor Ness; (ii) for 2024, Angelo Lopresti, Timothy Mammen, Trevor Ness, Alexander Ovtchinnikov and Igor Samartsev; (ii) for 2023, Angelo Lopresti, Timothy Mammen, Trevor Ness and Alexander Ovtchinnikov; and (ii) for 2022 and 2021, Angelo Lopresti, Timothy Mammen, Alexander Ovtchinnikov and Felix Stukalin.
Peer Group Issuers, Footnote					For the relevant fiscal year, represents the cumulative TSR of the S&P Composite 1500 - Electronic Equipment, Instruments & Components Index, a published industry index ("Peer Group TSR") for the measurement periods beginning at the start of fiscal year 2021 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, assuming an initial investment of $100.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported for Drs. Gitin, Scherbakov and Gapontsev under Compensation Actually Paid represent the amount of “compensation actually paid” to such executive, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Gitin or Dr. Scherbakov during the applicable year. Dr. Gapontsev’s “compensation actually paid” is the same as the total from the Summary Compensation Table because Dr. Gapontsev did not receive long-term incentive compensation in light of his significant level of common stock ownership, which the independent directors believed provided him with sufficient incentives to act in the best long-term interest of our stockholders during the time he was an executive of the Company. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Dr. Gitin's total compensation for 2025 to determine the compensation actually paid:

2025
Dr. Mark Gitin
Total Compensation as reported in Summary Compensation Table ($)	9,071,490
Less: Fair value of equity awards granted during fiscal year ($)	(6,999,990)
Plus: Fair value of equity awards granted in current year—value at end of year-end ($)	7,889,174
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year ($)	(41,075)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year ($)	(33,750)
Compensation Actually Paid ($)	9,885,849
					Equity Valuations: PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vesting. RSU grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vesting. Stock option fair values are calculated based on the Black-Scholes option pricing model. Adjustments have been made to generate fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.
Non-PEO NEO Average Total Compensation Amount					$ 2,362,128	$ 2,370,116	$ 1,999,742	$ 2,093,139	$ 2,641,365
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,450,648	704,222	1,783,708	178,305	414,607
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid:

Non-PEO NEOs
2025 Average
Total Compensation as reported in Summary Compensation Table ($)	2,362,128
Less: Fair value of equity awards granted during fiscal year ($)	(1,485,640)
Plus: Fair value of equity awards granted in current year—value at end of year-end ($)	1,646,693
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year ($)	(61,756)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year ($)	(10,777)
Compensation Actually Paid ($)	2,450,648
					Equity Valuations for purposes of this table were calculated in the same manner as described in columns (c) above.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table					•Net Sales (annual incentive and long-term incentive (PSUs)) •Adjusted EBIT (annual incentive) •Adjusted EBITDA (long-term incentive (PSUs)) •Working Capital (long-term incentive (PSUs))
Total Shareholder Return Amount					$ 32	32	49	42	77
Peer Group Total Shareholder Return Amount					205	142	122	101	129
Net Income (Loss)					$ 31,000,000	$ (182,000,000)	$ 219,000,000	$ 111,000,000	$ 278,000,000
Company Selected Measure Amount					1,004,000,000	977,000,000	1,287,000,000	1,430,000,000	1,461,000,000
PEO Name	Dr. Valentin Gapontsev	Dr. Eugene Scherbakov	Dr. Mark Gitin	Dr. Eugene Scherbakov	Dr. Mark Gitin		Dr. Eugene Scherbakov	Dr. Eugene Scherbakov
Additional 402(v) Disclosure					For the relevant fiscal year, represents the Company's cumulative total stockholder return (TSR) for the measurement periods beginning at the start of fiscal year 2021 and ending on December 31 of each of 2021, 2022, 2023, 2024 and 2025, respectively, assuming an initial investment of $100. Reflects “net income” as reported in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021. As previously disclosed, 2024 figures include a loss on divestiture related to our sale of our Russian subsidiary, as well as impairment of long-lived assets in Belarus, and 2022 figures include significant inventory related charges, impairment of long-lived assets in Russia and restructuring charges in Russia.
Measure:: 1
Pay vs Performance Disclosure
Name					Net Sales (annual incentive and long-term incentive (PSUs))
Non-GAAP Measure Description					Company-selected Measure is net sales as reported in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBIT (annual incentive)
Measure:: 3
Pay vs Performance Disclosure
Name					Adjusted EBITDA (long-term incentive (PSUs))
Measure:: 4
Pay vs Performance Disclosure
Name					Working Capital (long-term incentive (PSUs))
Gitin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 9,071,490	$ 6,700,825
PEO Actually Paid Compensation Amount					9,885,849	4,590,319
Scherbakov [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						6,099,458	$ 5,725,552	$ 6,635,520	$ 7,284,851
PEO Actually Paid Compensation Amount						$ 408,369	$ 4,897,587	$ 1,176,438	1,633,757
Gapontsev [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									3,254,034
PEO Actually Paid Compensation Amount									$ 3,254,034
PEO | Gitin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,999,990)
PEO | Gitin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,889,174
PEO | Gitin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(33,750)
PEO | Gitin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(41,075)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,485,640)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,646,693
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,777)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (61,756)